Financial instruments (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Financial instruments fair value gains
Net gains/(losses) on equity investments measured at fair value through other comprehensive income	$ 54	[1]	$ (94)	$ 89	$ (48)
Non-cash and other movements				(550)	(594)
Net cash inflow from operating activities				5,571	4,851
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period				2,137	2,222
Additions				198	60
Settlements				(474)	(398)
Revaluations				251	202
Discount unwind				57	66
Contingent liabilities recognised in business combination at end of period	2,169		$ 2,152	2,169	2,152
Diabetes alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period				1,945
Settlements				(473)
Revaluations				220
Discount unwind				50
Contingent liabilities recognised in business combination at end of period	1,742			1,742
Increase/decrease in contingent consideration balance with change in current estimates	$ 174			174
Percentage of reasonably possible increase or decrease in sales estimates	10.00%
Other
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period				192
Additions				198
Settlements				(1)
Revaluations				31
Discount unwind				7
Contingent liabilities recognised in business combination at end of period	$ 427			427
Interest-Bearing Loans and Borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed
Financial instruments fair value gains
Carrying value, financial liabilities	33,533			33,533
Financial liabilities, at fair value	32,231			32,231
Financial assets at amortised cost
Financial instruments fair value gains
Cash collateral pledged to counterparties	97			97
Other Investments | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets.	1,670			1,670
Money market funds | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets.	5,463			5,463
Derivatives | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets.	133			133
Level 3
Financial instruments fair value gains
Net gains/(losses) on equity investments measured at fair value through other comprehensive income				1	$ 1
Level 3 | Equity investments
Financial instruments fair value gains
Financial assets.	337			337		$ 313
Level 3 | Equity investments | Financial assets measured at fair value
Financial instruments fair value gains
Financial assets.	$ 350			$ 350

[1]	The Q2 2024 and Q2 2023 information in respect of the three months ended 30 June 2024 and 30 June 2023 respectively included in the Interim financial statements have not been reviewed by PricewaterhouseCoopers LLP.